Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) ₺ in Thousands				1 Months Ended	12 Months Ended
	Jun. 22, 2022 TRY (₺)	Apr. 09, 2020 TRY (₺)	Jun. 12, 2019 TRY (₺)	Apr. 30, 2022 TRY (₺)	Dec. 31, 2022 TRY (₺) lawsuit	Dec. 31, 2019 TRY (₺)
Disputes regarding the law on the protection of competition [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed					₺ 91,942
Administrative fine deducted from the receivables					₺ 47,780
Administrative fine paid				₺ 44,162
Number of lawsuits | lawsuit					3
Amount claimed from company in lawsuit					₺ 112,084
Multiplication factor of loss amount claimed	3				3
Reimbursement of damage claimed	₺ 215,555
Actual damage claimed	71,851
Actual damage claimed for previous year loss	40,600
Actual damage claimed for fixed asset loss	14,335
Actual damage claimed for leasing, exchange difference and financing loss	14,163
Actual damage claimed for profit loss	2,751
Interest charge cancelled	34,142
Disputes regarding the law on the protection of competition - dispute one [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit			₺ 110,484
Multiplication factor of loss amount claimed			3
Disputes regarding the law on the protection of competition - dispute two [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed			₺ 91,942			₺ 61,294
Discount on administrative fines on protection of competition (as a percent)		25.00%
Discounted administrative fine		₺ 45,971
Disputes regarding the law on the protection of competition - dispute three
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit	₺ 500
Multiplication factor of loss amount claimed	3